ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Schedule of accounts payable and accrued liabilities

	As at	As at
	December 31,	December 31,
	2021	2020
Trade payables	$189,069	$167,127
Wages payable	70,584	58,068
Accrued liabilities	104,551	95,860
Other liabilities	50,469	42,746
Total accounts payable and accrued liabilities	$414,673	$363,801